Summary of Significant Accounting Policies (Details) - Schedule of acquired intangible assets - Systems Software [Member]	12 Months Ended
Dec. 31, 2022
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of acquired intangible assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of acquired intangible assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years